SCHEDULE OF FAIR VALUE HIERARCHY OF VALUATION TECHNIQUES (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of warrants	$ 3,549,984
Fair Value, Inputs, Level 1 [Member] | L1 Capital Global Opportunities Master Fund Ltd [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of warrants
Fair Value, Inputs, Level 2 [Member] | L1 Capital Global Opportunities Master Fund Ltd [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of warrants
Fair Value, Inputs, Level 3 [Member] | L1 Capital Global Opportunities Master Fund Ltd [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of warrants	$ 3,549,984